Income Tax Expense/(Credit) - Additional Information (Detail) - HK [Member]		12 Months Ended
	Mar. 28, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%	16.50%
Tax Rate Applicable on Profit of First Two Million Hong Kong Dollars [Member]
Income Tax [Line Items]
Applicable tax rate		8.25%
Tax Rate Applicable on Profit of First Two Million Hong Kong Dollars [Member] | Intoduction Of Two Tiered Profits Tax Rates Regime [Member]
Income Tax [Line Items]
Applicable tax rate	8.25%
Tax Rate Applicable on Profit of Above Two Million Hong Kong Dollars [Member]
Income Tax [Line Items]
Applicable tax rate		16.50%
Tax Rate Applicable on Profit of Above Two Million Hong Kong Dollars [Member] | Intoduction Of Two Tiered Profits Tax Rates Regime [Member]
Income Tax [Line Items]
Applicable tax rate	16.50%